Retirement Benefit and Other Post-retirement Obligations - Summary of Gains (Losses) Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	£ (85)	£ 54	£ 149
Defined benefit plan [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	(86)	44	145
PRMB [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	£ 1	£ 10	£ 4